STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended
	Mar. 27, 2024	Mar. 15, 2024	Mar. 31, 2024	Nov. 30, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2021
Class of Stock [Line Items]
Common shares, shares issued			164,614,418		164,614,418	119,999,989
Common shares, shares outstanding			164,614,418		164,614,418	119,999,989
Preferred stock, shares authorized			20,000,000		20,000,000	1,000,000	1,000,000
Preferred shares, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued						0	0
Issuance of Series A preferred stock, shares					164,614,418
Dividends payable per share			$ 1,000		$ 1,000
Private Placement [Member]
Class of Stock [Line Items]
Price per share								$ 10.00
Semper Paratus [Member]
Class of Stock [Line Items]
Number of warrants issued to purchase ordinary shares (in shares)				17,975,000
Semper Paratus [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of warrants issued to purchase ordinary shares (in shares)				725,000
Number of warrants outstanding			725,000		725,000
Semper Paratus [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued to purchase ordinary shares (in shares)				17,250,000
Exercise price				$ 11.50
Exercisable date				Mar. 15, 2024
Warrants description				The Company may redeem the public warrants if the Company’s common stock equals or exceeds $18.00 per share for 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders of public warrants.
Number of warrants outstanding			17,250,000		17,250,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000		2,000
Preferred shares, par value			$ 0.0001		$ 0.0001
Preferred stock, shares issued			500		500
Proceeds from issuance of preferred stock			$ 2,000,000.0		$ 2,000,000
Loss on preferred stock issuance			$ 799,990
Dividend rate, percentage	5.00%
Dividend variable rate, description	the Series A Original Issue Price, which rate will automatically increase by 2% every year that the Series A remains outstanding (the “Series A Accruing Dividends”)
Redemption per share	$ 5.00
Redemption term					the twenty days immediately prior to the Company’s call election
Conversion price	$ 4.00
Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Share Price			$ 4,000		$ 4,000
Price per share			5,600		5,600
Series A One Preferred Stock [Member]
Class of Stock [Line Items]
Share Price			$ 10,000		$ 10,000
Proceeds from issuance of preferred stock					$ 2,000,000
Dividend variable rate, description	The terms of the Series A-1 Preferred Stock are identical to the Series A, except that the cumulative dividends are capped at 15% per annum and the Series A-1 Issuance Price is defined as $10,000 per share.
Issuance of Series A preferred stock, shares	600
Issuance of Series A preferred stock	$ 6,000,000
Non refundable amount	$ 200,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			3,613		3,613
Preferred shares, par value			$ 0.0001		$ 0.0001
Preferred stock, shares issued			3,613		3,613
Dividend variable rate, description					The Series B Dividend Rate is initially 3.25% per quarter, increases by 0.25% on each 30-day anniversary of the Initial Dividend Date (Defined below), and capped at 7.5% per quarter.
Redemption per share			$ 1,000		$ 1,000
Conversion of certain liabilities into Series B preferred stock, shares		3,613
Conversion of certain liabilities into Series B preferred stock		$ 3,613,000